INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3  -  INVENTORIES

A. Composition:

	As of December 31,
	2 0 1 9	2 0 1 8

Raw materials	$14,428	$11,166
Work in process	25,831	18,736
Finished goods	8,103	11,884
	$48,362	$41,786

B. In the years ended December 31, 2019, 2018 and 2017, the Company wrote down inventories in a total amount of $4,435, $4,635 and $3,418, respectively.